SCHEDULE OF COST INCURRED IN PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Supplemental Information On Oil And Gas Operations
Acquisition of proved properties		$ 3,699,215
Acquisition of unproved properties
Development costs	1,676,668	9,403
Exploration costs
Total costs incurred	1,676,668	3,708,618
Oil and gas revenues	815,391	46,703
Production costs	(829,194)	(59,671)
Exploration expenses
Depletion, depreciation and amortization	(99,855)	(52,439)
Impairment of oil and gas properties
Result of oil and gas producing operations before income taxes	(113,658)	(65,407)
Provision for income taxes
Results of oil and gas producing activities	$ (113,658)	$ (65,407)